Note Payable, Net (Details) - USD ($)					1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 14, 2021	Apr. 02, 2021	Dec. 04, 2020	May 15, 2020	Feb. 13, 2021	Dec. 04, 2020	Apr. 15, 2019	Feb. 27, 2019	Jan. 31, 2019	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Note Payable, Net (Details) [Line Items]
Debt term		24 months
Percentage of redemption amount increased													25.00%
Interest expense													$ 37,500
Interest Expense, Debt													127,222		$ 1,300,000	$ 1,720,000
Amortization of OID and debt issuing costs of convertible note													$ 68,750	$ 39,583	61,895	97,161
Principal amount	$ 500,000
Exchanged and delivery of shares (in Shares) (in Shares)	54,348						2,359,272
Loss on conversion of debt	$ 2,719
Principal amount	818,914
Promissory note	5,250,000									$ 38,253,041					497,187
Issue of discount amount	$ 250,000
Debt bears interest		8.00%
Outstanding percentage		125.00%											25.00%
Redeem amount													$825,000
Amount of amortized OID													$ 31,250
Conversion price (in Dollars per share)												$ 600,000
Amortized OID																43,750
Principle adjustment amount												$ 262,500
Agreement, description					the Company entered into certain securities purchase agreements with several non-U.S. investors (the “Purchasers”), pursuant to which the Company agreed to sell to the Purchasers, an aggregate of up to 3,320,000 shares of common stock of the Company, at $11.522 per share, which is the five-day average closing price immediately prior to signing the Purchase Agreements. One of the purchaser is the Company’s CEO (also is the Company’s Chairman), he purchased 1,000,000 common shares of the Company. On March 11, 2021, the Company received approximately $38.25 million proceeds from the issuance of 3,320,000 shares under the securities purchase agreements, there anywhere no fees paid in connection with this financing. In April 2021, the Company’s CEO amended the number of shares that he would purchase from 1,000,000 shares to 940,000 shares; accordingly, total number of shares sold in this offering became 3,260,000 shares. The Company returned $691,320 extra proceeds that were received earlier to the Company’s CEO in April 2021. The stock certificates for these shares were issued in April 2021
Additional paid capital											$ 119,748,999		157,810,125		119,748,999	116,682,374
Conversion price												36,023
Loss on note redemption																(893,958)
Additional paid in capital												$ 636,023
Securities Purchase Agreement [Member]
Note Payable, Net (Details) [Line Items]
Convertible promissory note amount								$ 1,050,000	$ 1,050,000
Original issue discount								$ 50,000	$ 50,000
Interest rate								8.00%	8.00%
Percentage of amounts outstanding								125.00%	125.00%
Conversion price (in Dollars per share)								$ 3.00	$ 3.00
Investor [Member]
Note Payable, Net (Details) [Line Items]
Principle adjustment amount																305,626
Trading, L.P. [Member]
Note Payable, Net (Details) [Line Items]
Agreement, description												The Company and Lender exchanged the Partitioned Note for the delivery of total 242,699 shares (post-reverse stock split) of the Company’s Common Stock. The Company recorded $36,023 loss on conversion of these portion of the note. In addition, under the term of the forbearance agreement, as the investor delivered redemption notices totaling $1,050,000 which were not paid within 5 days, per the forbearance agreement, adjustments of $262,500 were made to increase the principle of the notes during the third quarter of 2020.
Agreement, description														Pursuant to the Agreement, the Company and Lender partitioned four new Promissory Notes in the original total principal amount of $819,586 from a Promissory Note issued by the Company on April 14, 2019. The Company and Lender exchanged the Partitioned Note for the delivery of total 304,710 shares (post-reverse stock split) of the Company’s Common Stock. The Company recorded $49,837 gain on conversion of these portion of the note. In addition, the investor also made adjustments of $145,000 to increase the principle of the notes during the second quarter of 2020 under the term of the September 11th forbearance agreement and the amendment to forbearance agreement dated on December 16, 2019.
Additional paid capital														$ 769,749
Conversion price														819,586
Gain (loss) on conversion amount														$ 49,837
Net conversion price															145,000
Loss on note redemption															95,163
Promissory Notes in December 2020 [Member]
Note Payable, Net (Details) [Line Items]
Convertible promissory note amount			$ 3,150,000			$ 3,150,000
Original issue discount			$ 150,000			$ 150,000
Interest rate			8.00%
Debt term			24 months
Increase decrease outstanding balance, percentage			125.00%
Agreement, description			Beginning on the date that is six months from the issue date of the Note, Purchaser shall have the right to redeem any amount of this Note up to $500,000 per calendar month by providing written notice to the Company.			the Company entered into a Note Purchase Agreement with an institutional investor, pursuant to which the Company sold and issued to the Purchaser a Promissory Note of $3,150,000. The Purchaser purchased the Note with an original issue discount of $150,000, which was recognized as a debt discount and will be amortized using the interest method over the life of the note. The Note bears interest at 8% per annum and has a term of 24 months. All outstanding principal and accrued interest on the Note will become due and payable on December 3, 2022. The Company’s obligations under the Note may be prepaid at any time, provided that in such circumstance the Company would pay 125% of any amounts outstanding under the Note and being prepaid. Beginning on the date that is six months from the issue date of the Note, Purchaser shall have the right to redeem any amount of this Note up to $500,000 per calendar month by providing written notice to the Company.
Interest expense													64,222		18,968
Amortization of OID and debt issuing costs of convertible note													18,750		5,645
Promissory Note [Member]
Note Payable, Net (Details) [Line Items]
Interest expense													$ 100,000
Principal amount																	$ 430,000
Exchange Agreement [Member]
Note Payable, Net (Details) [Line Items]
Convertible promissory note amount											600,000				$ 600,000
Interest rate								8.00%	8.00%
Agreement, description															The Company’s obligations under the Exchange Notes could be prepaid at any time, provided that in such circumstance the Company would have paid 125% of any amounts outstanding under the Exchange Notes. Beginning on the date that is six months from the issue date of the respective Original Notes (the “Issue Dates”) and at any time thereafter until the Exchange Notes are paid in full, Purchaser shall have the right to redeem up to $750,000 of the outstanding balance during months six to eight following the respective Issue Date and any amount thereafter.
Interest expense															$ 80,204	368,362
Exchange notes								$ 1,165,379	$ 1,173,480
Amortized OID											56,250				$ 56,250
Gain (loss) on conversion amount											$ 5,540
Loss on note redemption												$ 298,523
Shares converted (in Shares)											175,904
Exchange Agreement [Member] | Note One [Member]
Note Payable, Net (Details) [Line Items]
Exchange fees																106,680
Exchange Agreement [Member] | Note Two [Member]
Note Payable, Net (Details) [Line Items]
Exchange fees																$ 105,944
Forbearance Agreement [Member]
Note Payable, Net (Details) [Line Items]
Agreement, description															Under the term of the forbearance agreement, in the event Lender delivers after October 1, 2019 a Redemption Notice to Borrower and the Redemption Amount set forth therein is not paid in cash to Lender within three Trading Days, then the applicable Redemption Amount shall be increased by 25% (the “First Adjustment,” and such increase to the Redemption Amount, the “First Adjusted Redemption Amount”). In the event the First Adjusted Redemption Amount is not paid within three Trading Days after the date of First Adjustment, then the First Adjusted Redemption Amount shall be increased in accordance with the following formula: $0.50 divided by the lowest Closing Trade Price of the Common Stock during the 20 Trading Days prior to the date of the Second Adjustment and the resulting quotient multiplied by the First Adjusted Redemption Amount (the “Second Adjustment	the Company entered into a series of Exchange Agreements with Iliad Research and Trading, L.P. Pursuant to the Agreement, the Company and Lender partitioned five Promissory Notes in the original total principal amount of $797,000 from a Promissory Note issued by the Company on April 14, 2019. The Company and Lender exchanged the Partitioned Note for the delivery of total 175,400 shares (post-reverse stock split) of the Company’s Common Stock. The Company recorded $131,740 gain on conversion of these portion of the note. However, on December 16, 2019, the Company and the lender amended the September 11, 2019 forbearance agreement to increase the adjustment ratio described above from $0.50 to $0.30 (pre-reverse stock split price). The outstanding balance of the Note shall be reduced by an amount equal to the total outstanding balance of the Partitioned Note. The investor made adjustments of $305,626 to increase the principle of the notes during the year ended December 31, 2019 under the term of the September 11th forbearance agreement and the amendment to forbearance agreement dated on December 16, 2019.
Exchange Agreements Two [Member]
Note Payable, Net (Details) [Line Items]
Increase decrease outstanding balance, percentage				25.00%
Percentage of redemption amount increased				25.00%
Loss on conversion of debt															$ 103,167
Total shares of common stock (in Shares)											143,333				143,333
Debt instrument outstanding balance				$ 1,271,720